Note 6 - Acquisition of Quebec Precious Metals Corporation - Summary of Acquisition (Details) - Quebec Precious Metals Corporation [member] - CAD ($) $ in Thousands	Apr. 28, 2025	Apr. 22, 2025
Statement Line Items [Line Items]
Cash consideration	$ 750	$ 750
Fair value of common shares issued	4,533
Transaction costs	199	$ 199
Total	5,482
Cash	547
Other receivables and assets	164
Mineral property interests	5,436
Accounts payable and other liabilities	(600)
Deferred government grant	(65)
Total	$ 5,482